INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Income tax expense	92	125	285
Deferred tax expense	(748)	-	-

Income tax (benefit) expense	(656)	125	285

SCHEDULE OF EFFECTIVE INCOME TAX RATE

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

(Loss) Income before income taxes	(1,053)	501	2,145
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	(179)	85	365
Effect of different tax rates in foreign jurisdictions	195	(7)	(4)
Expenses not deductible for tax purposes	206	14	15
Income tax (over-provision or under provision)	-	(10)	(28)
Deferred tax provision	(748)	-	-
Tax exemption and rebate	(102)	(45)	(49)
Other	(28)	88	(14)

Income tax (benefit) expense	(656)	125	285

SCHEDULE OF DEFERRED INCOME TAX LIABILITY

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
	$’000	$’000

Deferred tax assets:
Loss carried forward	12	-
Provision for impairment of account receivables	436	-
Provision for impairment for inventory	63	-
Lease liabilities	152	128
Accrued expenses	18	-
Property and equipment	156	-

Total deferred tax assets	837	128

Deferred tax liabilities:
Right-of-use assets	(112)	(164)

Total deferred tax liabilities	(112)	(164)

Deferred tax assets (liabilities), net	725	(36)